Fair Value Measurements (Details) - Schedule of changes in the fair value of warrant liabilities	12 Months Ended
Dec. 31, 2021 USD ($)
Fair Value Measurements (Details) - Schedule of changes in the fair value of warrant liabilities [Line Items]
Fair value, Ending	$ 3,351,600
Private Placement [Member]
Fair Value Measurements (Details) - Schedule of changes in the fair value of warrant liabilities [Line Items]
Fair value, Beginning
Initial measurement on January 11, 2021	7,729,200
Change in valuation inputs or other assumptions	(4,377,600)
Fair value, Ending	$ 3,351,600